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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 1999

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Century Capital Management, Inc.
Address: One Liberty Square, Boston, MA 02109

13F File Number: 28-4584

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and comlete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this report on Behalf of Reporting Manager:

Name:  Richard F. Cook, Jr.
Title: Managing Director
Phone: 617-482-3060
Signature, Place, and Date of Signing:

Richard F. Cook, Jr.    Boston, Massachusetts    November 12, 1999

Report Type (Check only one.):

[X]       13F HOLDINGS REPORT.

[ ]       13F NOTICE.

[ ]       13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.
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FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:           0

Form 13F Information Table Entry Total:      41

Form 13F Information Table Value Total:      $349,833,003

List of Other Included Managers:

NONE
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
                                        CENTURY CAPITAL MANAGEMENT, INC. 13F REPORT - PAGE 1
                                                          ITEM 4                         ITEM 6                      ITEM 8
                                                           FAIR                INVESTMENT DISCRETION            VOTING AUTHORITY
                                ITEM 2                    MARKET    ITEM 5                      (C)    ITEM         (SHARES)
ITEM 1                         TITLE OF       ITEM 3      VALUE     SHARES/    (A)      (B)    SHARED   7
NAME OF ISSUER                  CLASS         CUSIP      (X1000)    PRN AMT    SOLE    SHARED  (OTHER) MGRS   SOLE    SHARED  NONE
------------------------------ --------     ---------  ----------- -------     ------ -------- ------- ----  -------  ------ ------
AFLAC INC                        COM        001055102     8,375,000    200,000    X                             X
ALLSTATE CORP                    COM        020002101     2,942,625    118,000    X                             X
AMERICAN GENERAL CORP            COM        026351106    12,005,625    190,000    X                             X
AMERICAN HERITAGE LIFE INVT      COM        026522102    14,605,000    460,000    X                             X
AMERICAN INTL GROUP INC          COM        026874107    19,995,625    230,000    X                             X
AON CORP                         COM        037389103    17,294,063    585,000    X                             X
BANK ONE CORP                    COM        06423A103     3,829,375    110,000    X                             X
BERKSHIRE HATHAWAY INC DEL       CLA        084670108    17,875,000        325    X                             X
BROWN & BROWN INC                COM        115236101     3,158,750     95,000    X                             X
CHUBB CORP                       COM        171232101    13,200,313    265,000    X                             X
CINCINNATI FINL CORP             COM        172062101    26,572,125    708,000    X                             X
CORE INC MASS                    COM        21867P102       164,611     20,903    X                             X
ERIE INDTY CO                    CLA        29530P102     2,140,938     65,000    X                             X
HCC INS HLDGS INC                COM        404132102     5,043,750    300,000    X                             X
HORACE MANN EDUCATORS CORP       COM        440327104     2,581,250    100,000    X                             X
HSB GROUP INC                    COM        40428N109     5,246,456    149,100    X                             X
INSWEB CORP                      COM        45809k103    19,770,932  1,343,248    X                             X
MARSH & MCLENNAN COS INC         COM        571748102    12,672,500    185,000    X                             X
MBIA INC                         COM        55262C100    17,717,500    380,000    X                             X
MEDICAL ASSURN INC               COM        58449U100     1,063,402     42,430    X                             X
MERCURY GENL CORP                COM        589400100    11,592,788    420,600    X                             X
MORGAN JP & CO INC               COM        616880100    11,425,000    100,000    X                             X
MUTUAL RISK MGT LTD              COM        628351108     1,041,250     85,000    X                             X
OHIO CAS CORP                    COM        677240103     7,467,188    442,500    X                             X
PROGRESSIVE CORP OHIO            COM        743315103    20,421,875    250,000    X                             X
PROTECTIVE LIFE CORP             COM        743674103     8,700,000    300,000    X                             X
REINSURANCE GROUP AMER INC       COM        759351109     1,733,906     67,500    X                             X
RENAISSANCE RE HLDGS LTD         COM        G7496G103     7,527,188    217,000    X                             X
SAFECO CORP                      COM        786429100     7,126,000    254,500    X                             X
ST PAUL COS INC                  COM        792860108     9,350,000    340,000    X                             X
TERRA NOVA BERMUDA HLDGS LTD     CLA        G87615103     7,158,375    224,137    X                             X
TORCHMARK CORP                   COM        891027104    12,246,638    473,300    X                             X
                                                        -----------
                                          PAGE TOTAL    312,045,048

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                                        CENTURY CAPITAL MANAGEMENT, INC. 13F REPORT - PAGE 2
                                                          ITEM 4                         ITEM 6                      ITEM 8
                                                           FAIR                INVESTMENT DISCRETION            VOTING AUTHORITY
                                ITEM 2                    MARKET    ITEM 5                      (C)    ITEM         (SHARES)
ITEM 1                         TITLE OF       ITEM 3      VALUE     SHARES/    (A)      (B)    SHARED   7
NAME OF ISSUER                  CLASS         CUSIP      (X1000)    PRN AMT    SOLE    SHARED  (OTHER) MGRS   SOLE    SHARED  NONE
------------------------------ --------     ---------  ----------- -------     ------ -------- ------- ----  -------  ------ ------
UNITED HEALTHCARE CORP           COM        910581107     3,895,000     80,000   X                            X
UNUMPROVIDENT CORP               COM        91529Y106     8,769,431    297,000   X                            X
USBANCORP INC PA                 COM        917292104     1,207,500     40,000   X                            X
WACHOVIA CORP                    COM        929771103    10,221,250    130,000   X                            X
WADDELL & REED FINL INC          CLA        930059100       662,785     29,872   X                            X
WADDELL & REED FINL INC          CLB        930059209     2,748,227    128,572   X                            X
VISTA INFORMATION SOLUTIONS      COM        928365204     3,556,262  1,317,134   X                            X
XL CAP LTD                       CLA        698255105     6,300,000    140,000   X                            X
ZENITH NATL INS CORP             COM        989390109       427,500     20,000   X                            X
                                                         ----------
                                         PAGE TOTAL      37,787,955

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